Derivatives and Hedging Instruments (Details) - Derivatives not designated as hedging: - Forward Contracts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other, net
Derivative [Line Items]
Currency forward contracts	$ 3.7	$ 2.0	$ 14.3
Prepaid and other current assets
Derivative [Line Items]
Currency forward contracts (1)	0.5	0.2
Accrued liabilities
Derivative [Line Items]
Currency forward contracts (1)	$ (0.6)	$ (0.9)